Concentrations	12 Months Ended
Dec. 31, 2025
Concentrations [Abstract]
CONCENTRATIONS	NOTE 20 - CONCENTRATIONS Suppliers No supplier accounted for 10% or more of the Company’s purchase during the years ended December 31, 2025 and 2024.